FINANCIAL INSTRUMENTS - Put and call option on minority interest (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities in business combination [line items]
Payment of call and put options	$ 1,186
Gain on remeasurement of valuation of call and put option over non-controlling interest (note 27.10.2)		$ 1,611	$ 1,727	$ 2,981
Derecognition of call option over non-controlling interest		455
Gain (loss) on remeasurement, reimbursement rights		$ 1,727
Major business combination | Dynaflows S.A.
Disclosure of contingent liabilities in business combination [line items]
Put option contract written, percentage of ownership interest		33.27%